Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital stock [Member]	Advance for future capital increase [Member]	Share issuance cost [Member]	Treasury Shares [Member]	Goodwill on transfer of shares [Member]	Special goodwill reserve of subsidiary [Member]	Unrealized hedge gain (losses) [Member]	Share-based payment [Member]	Gains on change in investment [Member]	Accumu-lated losses [Member]	Total attributable to equity holders of the parent [Member]	Non-controlling interests [Member]	Total
Balances as of beginning of period at Dec. 31, 2014	R$ 2,618,748	R$ 51	R$ (150,214)	R$ (31,357)	R$ 32,387	R$ 70,979	R$ (138,713)	R$ 93,763	R$ 687,163	R$ (3,701,194)	R$ (518,387)	R$ 185,413	R$ (332,974)
Changes in equity [abstract]
Other comprehensive income (loss), net							(40,226)				(40,226)		(40,226)
Net income (loss) for the year										(4,460,883)	(4,460,883)	(169,643)	(4,291,240)
Stock options exercised	89	(51)									38	3,737	3,775
Capital increase (decrease) in subsidiary	461,273										461,273		461,273
Share issuance costs			(5,009)								(5,009)		(5,009)
Share-based payments								13,516			13,516	836	14,352
Gains on change in investment									3,216		3,216	1,215	4,431
Restricted shares transferred				8,658	(4,505)			(4,153)					0
Interest attributable to shareholders’ equity declared by Smiles												17,566	17,566
Dividends declared												(119,256)	(119,256)
Balances as of end of period at Dec. 31, 2015	3,080,110	0	(155,223)	(22,699)	27,882	70,979	(178,939)	103,126	690,379	(8,162,077)	(4,546,462)	224,022	(4,322,440)
Changes in equity [abstract]
Other comprehensive income (loss), net							31,710				31,710		31,710
Net income (loss) for the year										849,619	849,619	252,745	1,102,364
Stock options exercised												3,507	3,507
Share issuance costs			(395)								(395)		(395)
Share-based payments								12,658			12,658	413	13,071
Gains on change in investment									2,872		2,872	313	3,185
Restricted shares transferred				9,328	(7,462)			(1,866)					0
Interest attributable to shareholders’ equity declared by Smiles												10,422	10,422
Dividends declared												(177,331)	(177,331)
Balances as of end of period at Dec. 31, 2016	3,080,110	0	(155,618)	(13,371)	20,420	70,979	(147,229)	113,918	693,251	(7,312,458)	(3,649,998)	293,247	(3,356,751)
Changes in equity [abstract]
Other comprehensive income (loss), net							67,913				67,913		67,913
Net income (loss) for the year										19,184	19,184	359,025	378,209
Stock options exercised	2,692										2,692		2,692
Capital increase (decrease) in subsidiary												1,988	1,988
Share issuance costs												(523)	(523)
Share-based payments								11,956			11,956	192	12,148
Gains on change in investment									3,994		3,994		3,994
Sale of interest in subsidiary									63,300		63,300	4,865	68,165
Restricted shares transferred				9,203	(2,637)			(6,566)					0
Interest attributable to shareholders’ equity declared by Smiles												(14,071)	(14,071)
Minimum dividends declared by Smiles												(46,931)	(46,931)
Additional dividends distributed by Smiles												(185,779)	(185,779)
Balances as of end of period at Dec. 31, 2017	R$ 3,082,802	R$ 0	R$ (155,618)	R$ (4,168)	R$ 17,783	R$ 70,979	R$ (79,316)	R$ 119,308	R$ 760,545	R$ (7,293,274)	R$ (3,480,959)	R$ 412,013	R$ (3,068,946)